Fair Value Measurements (Carrying Amounts And Related Estimated Fair Value Of Debt Instruments) (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2011 2013 Convertible Notes [Member]	Dec. 31, 2010 2013 Convertible Notes [Member]	Jun. 30, 2011 2019 Notes [Member]	May 03, 2011 2019 Notes [Member]	Mar. 31, 2011 2011 Notes [Member]	Dec. 31, 2010 2011 Notes [Member]
Long-term debt including current maturities, Carrying Amount	$ 662.2	$ 639.8
Long-term debt including current maturities, Fair Value	693.3	713.1
Interest rate of debt instrument			2.50%			6.75%	7.375%
Fair values of debt instruments			$ 377.6	$ 400.7	$ 314.7			$ 311.4